Business combinations - Schedule of Company's allocation of the total purchase consideration amongst the net assets acquired (Details) - TLM Partners Inc [Member] £ in Thousands	Aug. 03, 2023 GBP (£)
Disclosure of detailed information about business combination [line items]
Intangible assets - client relationships	£ 2,106
Property, plant and equipment	88
Cash and cash equivalents	160
Trade and other receivables	1,106
Borrowings	(5,740)
Trade and other payables	(3,843)
Deferred tax liability	(537)
Fair value of net liabilities acquired	£ (6,660)